Basis for the presentation of the consolidated financial statements and applicable accounting standard	12 Months Ended
Dec. 31, 2023
Basis for the presentation of the consolidated financial statements and applicable accounting standard [Abstract]
Basis for the presentation of the consolidated financial statements and applicable accounting standard
2. Basis for the presentation of the consolidated financial statements and applicable accounting standard
2.1. Basis for preparation
2.1.1. Applicable accounting standards
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) (“IFRS-IASB”).
The consolidated financial statements for the year ended December 31, 2023, were authorized for issue on April 17, 2024.
2.1.2. Figures stated in thousands of pesos
Amounts in these consolidated financial statements are presented in thousands of Argentine pesos in terms of purchasing power as of December 31, 2023 and are rounded to the nearest amount in thousands of pesos.
It should also be noted that the Entity and its subsidiaries, consider the Argentine peso as their functional and presentation currency.
2.1.3. Presentation of Statement of Financial Position
The Entity presents its Statement of Financial Position in order of liquidity.
Financial assets and financial liabilities are generally reported in gross figures in the Statement of Financial Position. They are offset and reported on a net basis only if there is a legal and unconditional right to offset them and Management has the intention to settle them on a net basis or to realize assets and settle liabilities simultaneously.
These consolidated financial statements were prepared on historical cost basis, except for certain financial instruments which were valued at Fair value through Other Comprehensive Income (OCI) or at Fair Value through Profit or Loss. In addition, assets and liabilities of derivatives were valued at Fair Value through profit or loss.
2.1.4. Comparative information
The Statement of Financial Position as of December 31, 2023 is comparatively presented with data as of prior year-end,
while the Statements of Profit or Loss, Comprehensive Income, Changes in Equity, and Cash Flows, are comparatively presented with data for the years ended December 31, 2022 and 2021.
The figures of comparative information have been restated in order to consider the changes in the general purchasing power of the currency and, as a result, are stated in the measuring unit current as of the end of the reporting period (see “Measuring unit” below).
2.1.5. Measuring unit
These consolidated financial statements as of and for the year ended December 31, 2023 have been restated to be expressed in terms of the measuring unit current as of that date, as set forth in IAS 29.
According to IFRS, the restatement of financial statements is needed when the functional currency is the currency of a hyperinflationary economy. To achieve consistency in identifying an economic environment of that nature, IAS 29 “Financial Reporting in Hyperinflationary Economies” establishes (i) certain non-exclusive
qualitative indicators consisting of analyzing general population behavior, prices, interest rates and salaries in view of the evolution of price indexes and the loss of purchasing power of the currency, and (ii) as a quantitative characteristic, which is the most considered condition in practice, to test whether the cumulative inflation rate in three years approaches or exceeds 100%.

Due to several macroeconomic factors, three-year inflation was above this figure, while the national government’s targets and other available projections indicate that this trend will not be reversed in the short term. The Argentine economy is considered to be hyperinflationary as from July 1, 2018.
Such restatement should be made as if the economy had always been hyperinflationary, using a general price index that reflects the changes in the purchasing power of the currency. In order to make such restatement, a series of indexes are prepared and published on a monthly basis by the Argentine Federation of Professional Councils of Economic Sciences (FACPCE, as per its Spanish acronym), which combine the domestic consumer price index (CPI) published by the National Institute of Statistics and Census (INDEC, as per its Spanish acronym) as from January 2017 (base month: December 2016) with the domestic wholesale price index (IPIM, as per its Spanish acronym) published by INDEC until such date, computing for November and December 2015, for which the INDEC did not published any information on the variation of the IPIM, the variation of the CPI in the City of Buenos Aires.
Considering the index referred above, inflation for the fiscal years ended December 31, 2023, 2022 and 2021 was 211.41%, 94.79% and 50.94%, respectively.
Below is a description of the main impacts of applying IAS 29 and the restatement process of financial statements:

a)	Description of the main aspects of the statement of financial position restatement process:

i.
Monetary items (those with a fixed nominal value in local currency) are not restated, as they are already expressed in the measuring unit current as of the end of the reporting period. In an inflationary period, holding monetary assets generates a loss of purchasing power and holding monetary liabilities generates a gain in purchasing power, provided that such items are not subject to an adjustment mechanism that offsets these effects to some extent. Gain or loss on net monetary position is included in profit (loss) for the reporting period.

ii.	Assets and liabilities subject to adjustments pursuant to specific agreements are adjusted according to such agreements.

iii.
Non-monetary
items measured at their current values at the end of the reporting period are not restated for their presentation in the statement of financial position, but the adjustment process must be completed in order to determine in terms of constant measuring unit, the gain or loss generated for holding those non-monetary
items.

iv.
Non-monetary
items measured at historical cost or at a current value as of a date prior to the end of the reporting period are restated at indexes that reflect the variation occurred in the general price index level as from the date of acquisition or restatement until the closing date, and then the restated amounts of said assets are compared with the relevant recoverable values. Profit (loss) for the period from depreciation of property and equipment and amortization of intangible assets, as well as any other consumption of non-monetary
assets are determined on the basis of the new restated amounts.

v.
The restatement of
non-monetary
assets in terms of a measuring unit current at the end of the reporting period without an equivalent adjustment for tax purposes results in a taxable temporary difference and the recognition of deferred tax liabilities, whose balancing entry is recognized in profit or loss for the period.

b)	Description of the main aspects of the statements of profit and loss and other comprehensive income restatement process:

i.
Expenses and income are restated as from the date of their booking, except for those profit or loss items that reflect or include in their determination the consumption of assets in purchasing power currency of a date prior to the booking of the consumption, which are restated taking as basis the date of origination of the asset with which the item is related; and also except for income or loss arising from comparing two measurements expressed in purchasing power currency of different dates, for which it is necessary to identify the amounts compared, restate them separately, and make the comparison again, but with the amounts already restated.

ii.	Gain or loss on net monetary position will be classified according to the item that originated it, and is presented in a separate line reflecting the effect of inflation on monetary items.

c)	Description of the main aspects of the statement of changes in shareholders’ equity restatement process:

i.	As of the transition date, the Entity has applied the following procedures:

a)	Equity items, except for those stated below, are restated as from the date on which they were subscribed for or paid-in.

b)	Reserves, including the reserve for first time application of IFRS, were maintained at their nominal value as of the transition date (non-restated legal amount).

c)
Restated unappropriated retained earnings are determined according to the difference between restated net assets as of the transition date and the rest of the components of initial equity restated as described above.

d)	Balances of other accumulated comprehensive income were restated as of the transition date.

ii.
After the restatement as of the transition date stated in (i) above, all the shareholders’ equity components are restated by applying the general price index from the beginning of the fiscal year and each variation of those components is restated from the date of contribution or from the moment such variation occurred by other means, restating the balances of other accumulated comprehensive income according to the items that give rise to it.

d)	Description of the main aspects of the statement of cash flows restatement process:

i.	All items are restated in terms of the measuring unit current as of the end of the reporting period.

ii.
Monetary gain or loss on the components of cash and cash equivalents are disclosed in the statement of cash flows after operating, investing and financing activities, in a separate line and independent from them, under “Gain/loss on net monetary position of cash and cash equivalents”.

2.2. Basis for consolidation
The consolidated financial statements comprise the Entity’s and its subsidiaries’ financial statements (the “Group”) as of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021.
Subsidiaries are all entities controlled by the Bank. The Bank controls an entity when it is exposed to, or has rights to, variable returns from its continued involvement with the entity and has the ability to manage the operating and financial policies of that entity, in order to affect those returns.
This is generally observed in the case of an ownership interest representing more than 50% of the voting shares of an entity.
However, under particular circumstances, the Entity may exercise control with an ownership interest below 50% or may not exercise control even with an ownership interest above 50% in the voting shares of an investee.
When assessing if the Entity has control over an investee and therefore, whether it controls the variability of its returns, the Entity considers all the relevant events and circumstances, including:

•	The purpose and design of the investee.

•	The relevant activities, the decision-making process on these activities and whether the Entity and its subsidiaries can manage those activities.

•	Contractual agreements such as call options, put options and settlement rights.

•	If the Entity and its subsidiaries are exposed to, or entitled to, variable returns arising from their interest in the investee, and are empowered to affect their variability.
Subsidiaries are fully consolidated as from the date on which effective control thereof is transferred to the Entity and they are no longer consolidated as from the date on which such control ceases. These consolidated financial statements include the Entity’s and its subsidiaries’ assets, liabilities, profit or loss and each component of other comprehensive income. Transactions among consolidated entities are fully eliminated.

Any change in the ownership interest in a subsidiary, without loss of control, is booked as an equity transaction. Conversely, if the Entity loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling
interest and other equity components, while any resulting gain or loss is recognized in profit or loss, and any retained investment is recognized at fair value at the date of the loss of control.
The financial statements of subsidiaries have been prepared as of the same date and for the same accounting periods as those of the Entity, using accounting policies consistent with those applied by the Entity. If necessary, relevant adjustments are made to the financial statements of subsidiaries so that the accounting policies used by the Group are uniform.
Besides,
non-controlling
interests represent the portion of profit or loss and shareholders’ equity that does not belong, either directly or indirectly, to the Entity.
Non-controlling
interests are exposed in these financial statements in a separate line in the Statements of Financial Position, of Profit or Loss, of Comprehensive Income and of Changes in Equity.

As of December 31, 2023, and 2022 and for the years ended December 31, 2023, 2022 and 2021, the Entity has consolidated its financial statements with the financial statements of the following companies:

Subsidiaries	Registered Office	Province	Country	Main Business Activity
Volkswagen Financial Services Cía. Financiera S.A.	Av. Córdoba 1 1 1 , 30th floor	City of Buenos Air es	Argentina	Financing
PSA Finance Arg. Cía. Financiera S.A.	Carlos María Della Paolera 26 5 , 22nd floor	City of Buenos Air es	Argentina	Financing
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (1)	Av. Córdoba 111, 22nd flo o r	City of Buenos Air es	Argentina	Retirement and Pension Fund Manag er
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión	Av. Córdoba 1 1 1 , 30th floor	City of Buenos Air es	Argentina	Mutual Funds Manageme nt

(1)
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings) (“Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings)”)
: a corporation incorporated under the laws of
Argentina
undergoing
liquidation
proceedings. On December 4, 2008, Law 26,425 was enacted, providing for the elimination and replacement of the capitalization
regime that was part of the Integrated Retirement and Pension System, with a single pay-as-you
go system named the Argentine Integrated Retirement and Pensions System (SIPA). Consequently, Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) ceased to manage the resources that were part of the individual capitalization accounts of affiliates and beneficiaries of the capitalization regime of the Integrated Retirement and Pension System, which were transferred to the Guarantee Fund for the Sustainability of the Argentine Retirement and Pension Regime as they were already invested, and the Argentine Social Security Office
(ANSES, as per its Spanish acronym) is now the sole and exclusive owner of those assets and rights. Likewise, on October 29, 2009, the ANSES issued Resolution 290/2009, whereby retirement and pension fund managers interested in reconverting their corporate purpose to manage the funds for voluntary contributions and deposits held by participants in their capitalization accounts had 30 business days to express their intention to that end. On December 28, 2009, based on the foregoing and taking into consideration that it is impossible for Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) to comply with the corporate purpose for which it was incorporated, it was resolved, at a Unanimous General and Extraordinary Shareholders’ Meeting to approve the dissolution and subsequent liquidation of that company effective as of December 31, 2009.

On December 7, 2010, Consolidar A.F.J.P. S.A. (undergoing liquidation proceedings) filed a lawsuit for damages against the Argentine government under case No. 40.437/2010. The lawsuit was ratified by BBVA Banco Francés in its capacity as the Company’s majority shareholder. On July 1, 2021, a decision rejecting the claim was issued. On August 9, 2022, Room I of the Federal Court of Appeals in Contentious and Administrative Matters ratified the trial court decision. On August 25, 2022, a federal extraordinary appeal was filed against the abovementioned resolution, which was partially accepted in regard to the federal issue at stake and rejected the request concerning the grounds of arbitrariness through the court decision dated September 15, 2022. Considering the partial rejection, an appeal was filed with the Argentine Supreme Court of Justice on September 21, 2022. As of the date of issuance of these financial statements, neither the outcome of the legal process referred to above nor the final assessment of the case by the Argentine Supreme Court of Justice can be estimated. Similarly, in the hypothetical event of a rejection, all or part of the legal costs may be imposed on Consolidar AFJP S.A. (undergoing liquidation proceedings) and the assets of such entity were insufficient to bear them, the Bank would bear these expenses, reserving the right to recover the proportional part related to the remaining shareholder.
As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021, the Entity’s interest in its consolidated companies was as follows:

Subsidiaries	Shares		Interest held by the Entity		Non-controlling Interests
	Type	Number	% of Total Shares	% of Total Votes	% of Total Shares	% of Total Votes
Volkswagen Financial Services Cía. Financiera S.A. (1)	Common	897,000,000	51.00%	51.00%	49.00%	49.00%
PSA Finance Arg. Cía. Financiera S.A. (2) (3)	Common	52,178	50.00%	50.00%	50.00%	50.00%
Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings) (4)(5)	Common	127,037,593	53.89%	53.89%	46.11%	46.11%
BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión (6)	Common	242,524	100.00%	100.00%	0.00%	0.00%

(1)
As of December 31, 2023 and 2022 total assests of Volkswagen Financial Services Compañia Financiera S.A. were 70,652,055 and 98,063,582, total liabilities were 48,004,597 and 76,997,973, total Equity attributable to the owners of the Bank were 11,550,203 and 10,743,461, total Equity attributable to non-controlling interests were 11,097,255 and 10,322,148, total comprehensive income (loss) for the year Attributable to owners of the Bank were 806,714 and (1,996,973)
and total comprehensive income (loss) for the year Attributable to non-controlling interests were 775,078 and (1,918,661)
, respectively.

(2)
As of December 31, 2023 and 2022 total assests of PSA Finance Arg. Cía. Financiera S.A. were 46,124,445 and 61,674,370, total liabilities were 32,636,526 and 48,740,280, total Equity attributable to the owners of the Bank were 6,743,959 and 6,467,045, total Equity attributable to non-controlling interests were 6,743,960 and 6,467,045, total comprehensive loss for the year Attributable to owners of the Bank were 398,368 and 758,209 and total comprehensive loss for the year Attributable to non-controlling interests were 398,368 and 758,209, respectively.

(3)
According to the Shareholders’ Agreement, the Bank controls the entity because it is exposed, or has rights, to variable returns from its continued involvement with the entity and has the ability to direct the relevant activities in order to affect those returns, such as financial and risk management activities, among others.

(4)
As of December 31, 2023 and 2022 total assests of Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A.(undergoing liquidation proceedings) were 299,283 and 150,886, total liabilities were 24,144 and 70,808, total Equity attributable to the owners of the Bank were 148,272 and 43,153, total Equity attributable to non-controlling interests were 126,867 and 36,925, total comprehensive income (loss) for the year Attributable to owners of the Bank were 23,982 and (76,459) and total comprehensive income (loss) for the year Attributable to non-controlling interests were 20,520 and (65,421), respectively.

(5)
On November 28, 2023, a contribution of 120,000 (150,605 in restated values) was made, which was integrated in cash. The Bank subscribed 64,667 (81,135 in restated values) and Banco Bilbao Vizcaya Argentaria S.A. (BBVA)
55,333 (69,470 in restated values).

(6)
As of December 31, 2023 and 2022 total assests of BBVA Asset Management Argentina S.A.U. Sociedad Gerente de Fondos Comunes de Inversión were 13,768,882 and 14,225,503, total liabilities were 2,374,891 and 2,705,550, total Equity attributable to the owners of the Bank were 11,393,991 and 11,519,953, and total comprehensive income for the year Attributable to owners of the Bank were 7,537,737 and 8,708,915, respectively.

The Board of Directors of the Entity considers that there are no other companies or structured entities that should be included in the consolidated financial statements as of and for the year ended December 31, 2023.
Trusts
The Bank acts as trustee for a number of trusts. The Bank considers the purpose and design of the trust so as to identify its relevant activities, how decisions about such activities are made, who has the current ability to direct those activities, and who receives returns therefrom. In case the Bank has decision-making power over the trust, it determines whether it acts as a principal or as an agent of a third party.
The Bank has concluded that it does not have control over any of these trusts.
Investment funds
A subsidiary of the Bank acts as fund manager of 16 investment funds. The amount of total equity under management accrued as of December 31, 2023 amounts to 1,288,518,885. Determining whether the Bank controls such an investment fund usually focuses on the assessment of the aggregate economic interests of the Bank in the fund (comprising any carried interests and expected management fees) and considers that investors have no right to remove the fund manager without cause. The Bank has concluded that it does not have control over any of these investment funds.

2.3. Significant accounting policies
2.3.1. Going concern
The Entity’s Management conducted an assessment of its ability to continue as a going concern and concluded that it has the resources to continue in business for the foreseeable future. Furthermore, Management is not aware of any material uncertainties that could call into question the Entity’s ability to continue as a going concern. Therefore, these consolidated financial statements were prepared on a going concern basis.
2.3.2. Foreign currency
Transactions in foreign currencies are translated into the respective functional currency of the Bank at the spot exchange rates published by Argentine Central Bank (the “Central Bank” or “BCRA”) at the date of the transactions.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the spot exchange rate at the reporting date.
Non-monetary
assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the spot exchange rate at the date on which the fair value is determined.
Non-monetary
assets and liabilities that are measured based on historical cost in a foreign currency are translated using the spot exchange rate at the date of the transaction.
Foreign currency differences arising from translation are recognized in profit or loss.
2.3.3. Cash and cash equivalents
Cash and cash equivalents includes cash, bank deposits, balances with no restrictions kept with the BCRA and on-demand
accounts held at domestic and foreign financial institutions that are subject to an insignificant risk of changes in their fair value which are used by the Bank in the management of its short-term commitments.
Cash and cash equivalents are carried at amortised cost in the Consolidated Statement of Financial Position.
2.3.4. Financial assets and liabilities

a)	Initial recognition and measurement
The Group initially recognizes loans, deposits, debt securities issued and liabilities on the date on which they are originated. All other financial instruments (including ordinary course purchases and sales of financial assets) are recognized on the trade date, which is the date when the Group becomes party to the contractual provisions of the instrument.
The Group recognizes purchases of financial instruments with the commitment to resell at a certain price as a loan granted in the line “Reverse repurchase agreements” in the Consolidated Statement of Financial Position. The difference between the purchase and sale prices of those instruments is recorded as interest accrued during the term of the transactions using the effective interest method.
Financial assets and financial liabilities are initially recognized at fair value. Instruments not measured at fair value through profit or loss (FVTPL) are recognized at fair value plus (in the case of assets) or minus (in the case of liabilities) the transaction costs directly attributable to the acquisition of the asset or the issuance of the liability.
The transaction price is usually the best evidence of fair value for initial recognition.
However, if the Group determines that the fair value at initial recognition is different than the consideration received or paid, when the fair value is classified as Level 1 or 2, the financial instrument is initially recognized at fair value and the difference is recognized in profit or loss. If the fair value at initial recognition is classified as Level 3, the difference between the fair value and the consideration is deferred. The Bank shall recognize that deferred profit or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability.

b)	Classification of financial assets
On initial recognition, financial assets are classified as measured at amortized cost, fair value through Other Comprehensive Income (FVOCI) or fair value through profit or loss (FVTPL).
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	The asset is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	The contractual terms of the financial asset give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.
A financial asset is measured at FVOCI only if it meets both of the following conditions and is not designated as at FVTPL:

•	The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	The contractual terms of the financial asset give rise to cash flows that are SPPI on the principal amount outstanding.
For a financial asset measured at FVOCI, gains and losses are recognised in OCI, except for the following, which are recognised in profit or loss in the same manner as for financial assets measured at amortised cost:

•	Interest revenue using the effective interest method;

•	Expected credit losses (“ECL”) and reversals; and

•	Foreign exchange gains and losses.
When a financial asset measured at FVOCI is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss.
On initial recognition of an equity investment that is not held for trading, the Bank may irrevocably elect to, for each individual instrument, present subsequent changes in fair value in OCI. Gains and losses on such equity instruments are never reclassified to profit or loss and no impairment is recognised in profit or loss. Dividends are recognised in profit or loss unless they clearly represent a recovery of part of the cost of the investment, in which case they are recognised in OCI. Cumulative gains and losses recognised in OCI are transferred to retained earnings on disposal of an investment.
On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortised cost or at FVOCI or at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
All other financial assets are classified as measured at FVTPL. This category includes derivative financial instruments.
Business model assessment
The Group makes an assessment of the objective of a business model in which an asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

•	The stated policies and objectives for the portfolio and the operation of those policies in practice. In particular, if Management focuses on the profit that arises from contractual interests,

•	How the performance of the portfolio is evaluated and reported to the Group’s management,

•	The risks that affect the performance of the business model and how those risks are managed,

•	How managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

•
The frequency, volume and timing of sales in prior periods, the reasons for such sales and its expectations about future sales activity. However, information about sales activity is not considered in isolation, but as part of an overall assessment of how the Group’s stated objective for managing the financial assets is achieved and how cash flows are realized.

Financial assets that are held for trading and whose performance is evaluated on a fair value basis are measured at FVTPL because they are neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.
Assessment of whether contractual cash flows are SPPI
For the purpose of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs as well as profit margin. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.
In making the assessment, the Group considers:

•	Contingent events that would change the amount and timing of cash flows;

•	Leverage features;

•	Prepayment and extension terms;

•	Terms that limit the Bank’s claim to cash flows from specified assets; and

•	Features that modify consideration of the time value of money (e.g. periodical reset of interest rate).
Reclassification
Financial assets are not reclassified after their initial recognition, except for a change in the Group’s business models. Financial liabilities are not reclassified.

c)	Classification of financial liabilities
The Group classifies its financial liabilities, other than derivatives, financial guarantees and liabilities at fair value through profit or loss as measured at amortized cost.
Financial liabilities held for trading and derivative financial instruments are measured at FVTPL.
Financial liabilities held for trading have been acquired or incurred principally for the purpose of selling or repurchasing in the near term, or held as part of a portfolio that is managed together for short-term profit or position taking. Trading liabilities are initially recognised and subsequently measured at fair value in the Consolidated Statement of Financial Position, with transaction costs recognised in profit or loss. All changes in fair value are recognised as part of net trading income in profit or loss.
Financial guarantees are contracts that require the Group to make specified payments to reimburse the holder for a loss that it incurs because a specified debtor fails to make payment when it is due in accordance with the terms of a financial asset.
Financial guarantees issued are initially recognized at fair value, and subsequently are measured at the higher of this amortized amount and the present value of any expected payment to settle the liability when a payment under the contract has become probable.
The Group recognizes sales of financial instruments with the commitment of non-optional
repurchase at a certain price (repos) as a financing received in the line “Repo transactions” in the Consolidated Statement of Financial Position. The difference between the purchase and sale prices of those instruments is recorded as interest accrued during the term of the transactions using the effective interest method and is accounted for in the line “Interest expenses” in the Consolidated Statement of Profit or Loss.

d)	Measurement at amortized cost
The amortized cost of a financial asset or liability is the amount of its initial recognition less the capital reimbursements, plus or less the amortization, using the effective interest method, of any difference between the initial amount and the amount at maturity. In the case of financial assets, it also includes any impairment.

e)	Modifications of financial assets and financial liabilities
i) Financial assets
If the terms of a financial asset are modified, then the Group evaluates whether the cash flows of the modified asset are substantially different.
If the cash flows are substantially different, then the contractual rights to cash flows from the original financial asset are deemed to have expired. In this case, the original financial asset is derecognised and a new financial asset is recognised at fair value plus any eligible transaction costs. Any fees received as part of the modification are accounted for as follows:

•	Fees that are considered in determining the fair value of the new asset and fees that represent reimbursement of eligible transaction costs are included in the initial measurement of the asset; and

•	Other fees are included in profit or loss as part of the gain or loss on derecognition.
If cash flows are modified when the borrower is in financial difficulties, then the objective of the modification is usually to maximise recovery of the original contractual terms rather than to originate a new asset with substantially different terms. If the Group plans to modify a financial asset in a way that would result in forgiveness of cash flows, then it first considers whether a portion of the asset should be written off before the modification takes place. This approach impacts the result of the quantitative evaluation and the derecognition criteria are not usually met in such cases.
If the modification of a financial asset measured at amortised cost or FVOCI does not result in derecognition of the financial asset, then the Group first recalculates the gross carrying amount of the financial asset using the original effective interest rate of the asset and recognises the resulting adjustment as a modification gain or loss in profit or loss. For floating-rate financial assets, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification.

Any costs or fees incurred and fees received

as part of the modification adjust the gross carrying amount of the modified financial asset and are amortised over the remaining term of the modified financial asset.
If such a modification is carried out because of financial difficulties of the borrower, then the gain or loss is presented together with impairment losses. In other cases, it is presented as interest income calculated using the effective interest rate method.

ii)	Financial liabilities
The Group derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case, a new financial liability based on the modified terms is recognised at fair value. The difference between the carrying amount of the financial liability derecognised and consideration paid is recognised in profit or loss. Consideration paid includes non-financial
assets transferred, if any, and the assumption of liabilities, including the new modified financial liability.
If the modification of a financial liability is not accounted for as derecognition, then the amortised cost of the liability is recalculated by discounting the modified cash flows at the original effective interest rate and the resulting gain or loss is recognised in profit or loss. For floating-rate financial liabilities, the original effective interest rate used to calculate the modification gain or loss is adjusted to reflect current market terms at the time of the modification.

Any costs and fees incurred are recognised as an adjustment to the carrying amount of the liability and amortised over the remaining term of the modified financial liability by re-computing
the effective interest rate on the instrument.

f)	Derecognition of financial assets and liabilities

i)	Financial assets
The Group derecognises a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
On derecognition of a financial asset, the difference between the carrying amount of the asset (or the carrying amount allocated to the portion of the asset derecognised) and the sum of (i) the consideration received (including any new asset obtained less any new liability assumed) and (ii) any cumulative gain or loss that had been recognized in OCI is recognised in profit or loss.
Any cumulative gain/loss recognised in OCI in respect of equity investment securities designated as at FVOCI is not recognised in profit or loss on derecognition of such securities. Any interest in transferred financial assets that qualify for derecognition that is created or retained by the Group is recognised as a separate asset or liability.
The Group enters into transactions whereby it transfers assets recognised on its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets or a portion of them. In such cases, the transferred assets are not derecognised. Examples of such transactions are securities lending and sale-and-repurchase
transactions.
When assets are sold to a third party with a concurrent total rate of return swap on the transferred assets, the transaction is accounted for as a secured financing transaction similar to sale-and-repurchase
transactions, because the Group retains all or substantially all of the risks and rewards of ownership of such assets.
In transactions in which the Group neither retains nor transfers substantially all of the risks and rewards of ownership of a financial asset and it retains control over the asset, the Group continues to recognise the asset to the extent of its continuing involvement, determined by the extent to which it is exposed to changes in the value of the transferred asset.
In certain transactions, the Group retains the obligation to service the transferred financial asset for a fee. The transferred asset is derecognised if it meets the derecognition criteria. An asset or liability is recognised for the servicing contract if the servicing fee is more than adequate (asset) or is less than adequate (liability) for performing the servicing.

ii)	Financial liabilities
The Group derecognises a financial liability when its contractual obligations are discharged, cancelled, or expire.

g)	Impairment of financial assets
The IFRS 9 impairment model is applied to financial assets valued at amortized cost and to financial assets valued at fair value with changes in other comprehensive income, except for investments in equity instruments. Likewise, all the financial instruments valued at fair value through profit and loss are excluded from the impairment model.
The standard classifies financial instruments into three categories, which depend on the evolution of their credit risk from the moment of initial recognition. The first category includes the transactions with no significant increase in credit risk since their initial recognition and not impaired for which a
12-month
ECL is recognised (Stage 1); the second comprises the financial assets for which a significant increase in credit risk has been identified since its initial recognition but which are not credit-impaired (Stage 2) for which a lifetime ECL is recognised; and the third category which is for impaired financial assets where one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred (Stage 3).

The calculation of the allowances for credit risk in each of these three categories are done differently following concepts of expected loss:

•
Expected loss at 12 months: expected credit loss that arises from possible default events within 12 months following the presentation date of the financial statements, applicable for financial assets classified as Stage 1; and

•
Lifetime Expected Credit Losses of the transaction: this is the expected credit loss that arises from all possible default events over the remaining life of the financial instrument, applicable for financial assets classified as Stage 2 and 3.

All this requires considerable judgment, both in the modeling for the estimation of the expected losses and in the forecasts, on how the economic factors affect such losses, which must be carried out on a weighted probability basis.
The Group has applied the following definitions in accordance with IFRS 9:
Default (before November 2021)
BBVA Argentina has applied a definition of default for financial instruments that is consistent with that used in internal credit risk management, as well as the indicators under applicable regulation at the date of implementation of IFRS 9. Both qualitative and quantitative indicators have been considered.
The
90-day
past-due
stipulation may be waived in cases where the Group considers it appropriate, based on reasonable and documented information that it is appropriate to use a longer term. As of December 31, 2021, the Group did not waive the past-due
stipulation for any of the portfolios.
New Definition of Default (“NDoD”) (after November 2021)
It will be consider that a default can occur when one or both of the following conditions are met:
a)
Objective Default
: the obligor has material past due balances for more than 90 consecutive days with respect to any credit obligation. Materiality is defined by an absolute threshold (maximum amount of the sum of all past due amounts fixed in local currency at EUR 100 for retail portfolios and EUR 500 for wholesale portfolios) and a relative threshold (percentage reflecting the past due amount in relation to the total amount of all exposures to the obligor included in the balance sheet, excluding equity exposures, fixed at 1% for all portfolios).
b)
Subjective Default
: when there are reasonable doubts about the entity’s ability to pay all of its debt obligations. In addition to an objective default, subjective default takes into account other indicators of probability of default such as a specific credit risk adjustment, forced restructurings, connected clients, clients in bankruptcy, among others.
Historically, the definition of a credit-impaired asset under IFRS 9 has been largely aligned with the definition of default used by the Bank for internal credit risk management. In 2021, the Bank updated its definition of default. Accordingly, it has updated the definition of credit-impaired asset (Stage 3), considering it as a change in accounting estimates, which restores consistency with the definition of default, and ensuring the integration of both definitions in credit risk management. This modification constitutes a change in an accounting estimate and consequently, its impact was recognized prospectively.
As indicated in IFRS 9, expected losses for credit risk are based on
12-month
or lifetime expected losses, depending on whether there is a significant increase in credit risk since initial recognition or not. This evaluation is performed at each month end considering the following criteria:

•
Qualitative
: the evaluation is based on certain indicators, some of which are included in the quantitative analysis through the rating/scoring model or through macroeconomic scenarios, while others are collected through qualitative analysis (irregular investment, watch list, refinancing, among others).

•
Quantitative
: based on the comparison between the current forward-looking probability of default over the life of the transaction and the forward-looking origination probability of default over the life of the transaction, adjusted so that both values represent a valid comparison. A loan will be transferred to Stage 2 when both of the following two conditions occur, comparing current and origination probability of default values:

i) Relative probability of default exceeds a specified threshold.

ii) Absolute probability of default exceeds a specific threshold, different from the relative threshold.
The Bank estimates that the abovementioned amendment resulted in an 4,870,975 increase in impaired financial assets. Concerning expected credit losses, the impact of this change is not deemed significant, since most affected transactions were previously classified as Stage 2 and, therefore, their credit risk hedge already included expected credit losses during the transaction lifetime.
Restructured asset
If the terms of a financial asset are renegotiated or modified or an existing financial asset is replaced with a new one due to financial difficulties of the borrower, then an assessment is made of whether the financial asset should be derecognised and ECL are measured as follows.

•
If the restructuring will not result in the derecognition of the existing asset, then the expected cash flows arising from the modified financial asset are included in calculating the cash shortfalls from the existing asset.

•
If the restructuring will result in the derecognition of the existing asset, then the expected fair value of the new asset is treated as the final cash flow from the existing financial asset at the time of its derecognition.

Credit-impaired financial assets
At each reporting date the Group assesses whether the financial assets carried at amortized cost and debt financial assets carried at FVOCI and finance lease receivables are credit-impaired (Stage 3).
An asset is credit-impaired if one or more events have occurred and they have a detrimental impact on the estimated future cash flows of the asset. Evidence that a financial asset is credit-impaired includes observable data about the following events:

•	Significant financial difficulty of the issuer or the borrower.

•	A breach of contract (e.g., a default or past due event).

•	A lender having granted a concession to the borrower – for economic or contractual reasons relating to the borrower’s financial difficulty – that the lender would not otherwise consider.

•	It becomes probable that the borrower will enter bankruptcy or other financial reorganization.

•	The disappearance of an active market for a security because of financial difficulties.
It may not be possible to identify a single discrete event. Instead, the combined effect of several events may cause financial assets to become credit-impaired.
The definition of impaired financial assets in the Group is aligned with the definition of default previously explained.
Significant increase in credit risk
The objective of the impairment requirements is to recognize lifetime ECL for financial instruments for which there have been significant increases in credit risk since initial recognition considering all reasonable and documented information, including that information which is forward-looking.

The model developed by the Group for assessing the significant increase in credit risk has a two-prong
approach:

•
Quantitative criterion: the Group uses a quantitative analysis based on comparing the current expected probability of default over the life of the transaction with the original adjusted expected probability of default, so that both values are comparable in terms of expected default probability for their residual life. The thresholds used for considering a significant increase in risk take into account special cases according to geographic areas and portfolios. Depending on how old current operations are, at the time implementation of the standard, some simplification is made to compare the probabilities of default between the current and the original moment, based on the best information available at that moment.

•
Qualitative criterion: most indicators for detecting significant risk increase are included in the Group’s systems through rating/scoring systems or macroeconomic scenarios, so quantitative analysis covers the majority of circumstances. The Group will use additional qualitative criteria when it considers it necessary to include circumstances that are not reflected in the rating/score systems or macroeconomic scenarios used.

Additionally, instruments under one of the following main circumstances are classified as Stage 2 (Qualitative criterion):

•
More than 30 days past due. However this presumption can be rebutted in those cases in which the Group considers, based on reasonable and documented information, that such non-payment
does not represent a significant increase in risk. The Group has not considered periods superior to 30 days for any of the significant portfolios.

•	Watch list: They are subject to special watch by the Risks units because they show negative signs in their credit quality, even though there may be no objective evidence of impairment.

•	Refinance or restructuring that does not show evidence of impairment.
Method for calculating ECL
The measurement of ECL must reflect:

•	A considered and unbiased amount, determined by evaluating a range of possible results.

•	The time value of money.

•	Reasonable and documented information that is available without undue cost or effort and that reflects current conditions and forecasts of future economic conditions.
The Group measures ECL both individually and collectively.
For significant impaired instruments the amount of credit losses is calculated as the difference between expected discounted cash flows at the effective interest rate of the transaction and the carrying amount of the instrument.
To establish which and how many clients need to be analyzed individually, the Group adopts the criteria defined by the BBVA Group, which is a relative weight in terms of total risk over the defaulted total risk of wholesale exposure and in terms of total risk over the Watch List total risk of wholesale exposure.
The scope for individual analysis is defined with the following criteria to analyze all clients with at least an asset in default and with total risk above the local threshold (24,000) or with at least an asset on the Watch List (WL) with total risk above the local threshold (64,000), meaning:
a) Stage 3 and Total Risk > 24,000;
b) Stage 2, WL and Total Risk > 64,000.
Threshold for Defaulted exposure
: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 40% of the total risk of the defaulted wholesale portfolio.
Threshold for Watch List exposure
: The threshold is established in such a way that the clients with total risk above this threshold are assessed individually for at least 20% of the total risk of the Watch List wholesale portfolio.
For the collective measurement of expected losses instruments are grouped into groups of assets based on their risk characteristics. Exposure within each group is segmented according to the common credit risk characteristics, which are indicative of the payment capacity of the borrower in accordance with his contractual conditions. These risk characteristics have to be relevant in estimating the future flows of each group.

The characteristics of credit risk may consider, among others, the following factors:

•	Type of instrument.

•	Rating or scoring tools.

•	Type of collateral.

•	Period of time at default for stage 3.

•	Segment.

•	Qualitative criteria which can have a significant increase in risk.
ECL are derived from the following parameters:

•	Probability of Default (PD) : An estimate of the likelihood of default over a given time horizon.

•	Exposure at Default (EAD) : An estimate of the exposure at a future default date, taking into account expected changes in the exposure after the reporting date.

•	Credit Conversion Factors (CCF) : Cash conversion factor is the estimate made on off-balance sheet contractual arrangements to determine the exposure subject to credit risk in the event of a default.

•
Loss Given Default (LGD)
: An estimate of the loss arising on default, based on the difference between the contractual cash flows due and those that the lender would expect to receive, including from any collateral.

In the case of debt securities, the Low Default Portfolio (LDP) methodology that is used has parameters based on external ratings.
Use of present, past and future information
ECL requires incorporation of present, past and future information to detect any significant increase in risk and measure the expected loss.
ECL does not require identification of all possible scenarios for measuring expected loss. However, the probability of a loss event occurring and the probability it will not occur also need to be considered, even if the possibility of a loss may be very small. Also, when there is no linear relation between the different future economic scenarios and their associated expected losses, more than one future economic scenario must be used for the measurement.
The approach used by the Group consists of using first the most probable scenario (baseline scenario) consistent with that used in the Group’s internal management processes, and then applying an additional adjustment, calculated by considering the weighted average of expected losses in other economic scenarios (one more positive and the other more negative). This adjustment is applied every three months and the macro model is calibrated at least once a year. The main macroeconomic variable in each of the scenarios is Gross Domestic Product (“GDP”).
Presentation of allowance for ECL in the statement of financial position
Loss allowances for ECL are presented in the statement of financial position as follows:

•	Financial assets measured at amortised cost: as a deduction from the gross carrying amount of the assets;

•	Loan commitments and financial guarantee contracts: generally, as a provision; and

•
Financial assets measured at FVOCI: no loss allowance is recognised in the statement of financial position because the carrying amount of these assets is their fair value. However, the loss allowance is disclosed and is recognised in the fair value reserve
 (OCI).

h)	Write-off
Loans and debt securities are written off (either partially or in full) when there is no reasonable expectation of recovering the financial asset in its entirety or a portion thereof. This is generally the case when the Group determines that the borrower does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.
This assessment is carried out at the individual asset level.

Recoveries of amounts previously written off are included in ‘impairment of financial assets’ in the Consolidated Statement of Profit or Loss.
Financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

i)	Offsetting
Financial assets and financial liabilities are offset and net amounts presented in the statement of financial position when, and only when, the Group has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realise the asset and settle the liability simultaneously.
Income and expenses are presented on a net basis only when permitted under IFRS-IASB, or for gains and losses arising from a group or similar transactions such as in the Group’s trading activity.
2.3.5. Investments in joint ventures and associates
An associate is an entity over which the Group has a significant influence but not control over its financial and operating policies. Significant influence is presumed to exist when the Group holds between 20 and 50 percent of the voting power of another entity. A joint venture is an arrangement in which the Group has joint control whereby the Group has rights to the net assets of the arrangement rather than rights to its assets and obligations for its liabilities.
Investments in associates and joint ventures are initially recognized at cost, which includes transaction costs, and subsequently accounted for using the equity method.
The consolidated financial statements include the Group’s share of the income and expenses and equity movements of equity accounted investees, after adjustments to align the accounting policies with those of the Group, from the date that significant influence or joint control commences until the date that significant influence ceases. When the Group’s share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that the Group has an obligation or has made payments on behalf of the investee.
2.3.6. Property and equipment
Property and equipment items are measured at cost, net of accumulated depreciation and accumulated impairment losses, if any.
The cost includes the spot purchase price and expenses directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating as intended by Management.
At the transition date to IFRS on January 1, 2017 the Group considered as the deemed cost of its real estate the fair value at that date determined through technical appraisals.
If significant parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.
Any gains or losses on disposal of an item of property and equipment are recognized net within other income in profit or loss. Subsequent expenses are only capitalized if they are likely to provide future economic benefits for the Group. Ongoing repairs and maintenance are expensed as incurred.
Depreciation is calculated using the straight line method over the estimated useful lives of the assets, and is recognized in profit or loss in the heading “Depreciation and amortization” on the consolidated statement of profit or loss.
The estimated useful lives of significant items of property and equipment are as follows:

•	Buildings: as informed in the technical appraisal corresponding to each one.

•	Furniture and facilities: 10 years.

•	Equipment: 3-5 years.

•	Automobiles: 5 years.
Depreciation methods and useful lives are reviewed at each reporting date and adjusted prospectively, if necessary. As a non-monetary
asset, this item is adjusted for inflation.
2.3.7. Investment properties
Investment properties are measured at cost, net of accumulated depreciation and accumulated impairment losses, if any.
The cost includes the spot purchase price and expenses directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating as intended by Management.
At the transition date to IFRS on January 1, 2017 the Group considered as deemed cost of its investment properties the fair value at that date determined through technical appraisals.
Any gains or losses on disposal of investment property (calculated as the difference between the net proceeds from disposal and the carrying amount of the item) are recognized in profit or loss.
When the use of a property changes such that it is reclassified as property and equipment, its fair value at the date of reclassification becomes its cost for subsequent accounting.
The estimated useful lives of investment properties are as informed in the respective technical appraisal.
Depreciation methods and useful lives are reviewed at each reporting date and adjusted prospectively, if necessary. As a non-monetary
asset, this item is adjusted for inflation.
2.3.8. Leases
IFRS 16 introduces a single lessee accounting model, requiring that lessees recognize the asset related to the right of use of the leased asset and a lease liability representing the obligation to make lease payments. The Entity has opted to apply the exceptions related to the recognition of short-term leases and leases where the underlying asset is of low value.
As to the lessor’s accounting, IFRS 16 substantially keeps the requirements of IAS 17. Therefore, lessors continue classifying leases as operating or finance, and each of them is recognized differently.
The Group recognizes the right of use as an asset and the lease liability as a liability, mainly related to the leases of offices in its branch network.
As of December 31, 2023, the Entity had not entered into agreements related to variable lease payments. As of such date, there were no leases that had not yet commenced, pursuant to which the Entity had undertaken commitments, and which enter into force in subsequent years.
Below is a detail of the accounting policies:

•	Contracts that contain a lease
At the beginning of the contract, the Group evaluates whether a contract is, or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

•	Leases where the Group is the lessor
When the Group acts as lessor, at the beginning of the contract the Group determines whether it is a finance or an operating lease.
To classify each lease, the Group evaluates if it transfers substantially all the risks and rewards incidental to the ownership of the leased asset. If so, it classifies it as a finance lease, otherwise, it is an operating lease.

In a finance lease, the leased asset is derecognized and recognized as a receivable for an amount equivalent to the net investment in the lease under “Loans and other financing.”
Lease payments included in the measurement of the net investment are:

•	Fixed payments, including payments that are substantially fixed;

•	Variable payments, which depend on a rate or index, initially measured applying the rate or index as of the lease commencement date;

•	Any amounts expected to be collected as guaranteed residual value;

•	The exercise price of call options, if it is reasonably certain that they will be exercised; and

•	Any penalties for early termination, if it is reasonably certain that the contract will be terminated early.
Collections received under a finance lease are broken down into interest and the reduction of the net investment in the lease. Interest is recognized over the lease term applying an effective interest rate. Contingent leases are not considered in determining the net investment in the lease.
In an operating lease, the leased asset (generally investment property) is not derecognized, and the collection received is recognized as income applying the straight-line method.

•	Leases where the Group is the lessee
The Group recognizes the right of use of the leased asset and the lease liability at the beginning of the contract. The right of use is initially measured at cost, which includes the initial amount of the lease liability adjusted for any lease payments made before the beginning of the contract, plus initial direct costs incurred and an estimate of the costs for dismantling or restoring the underlying asset, less any incentives received.
The right of use of the leased asset is then depreciated on a straight-line basis from the beginning of the contract to the expiration of the lease term.
The lease liability is initially measured at the present value of the lease payments that were not paid at the beginning of the contract, discounted using the Group’s incremental borrowing rate.
Lease payments included in the measurement of the lease liability include the following items:

•	Fixed payments, including payments that are substantially fixed;

•	Variable payments, which depend on a rate or index, initially measured applying the rate or index as of the lease commencement date;

•	Any amounts expected to be paid as guaranteed residual value;

•	The exercise price of call options, if it is reasonably certain that they will be exercised;

•	Any amounts expected to be paid for renewal periods if it is reasonably certain that the renewal options will be exercised; and

•	Any penalties for early termination, if it is reasonably certain that the contract will be early terminated.
The lease liability is measured at amortized cost, using the effective interest rate method. It is remeasured when there is a change in future lease payments due to a change in the rate or index, in the amounts that the Group is expected to pay as guaranteed residual value or if the Group changes the evaluation as regards whether it will exercise a call, renewal or early termination option. When the lease liability is remeasured; the relevant adjustment is recognized in the right of use of the leased asset.
Lease liabilities denominated in US dollars are translated into the functional currency at the spot exchange rate at the reporting date. Foreign currency differences arising from translation are recognized in profit or loss.
The Group has elected not to recognize right of use assets and liabilities for lease of low-value
and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

2.3.9. Intangible assets
Intangible assets include the information systems costs of acquisition and implementation, which are measured at cost less accumulated amortization and impairments, if any.
Subsequent expenses related to information systems are only capitalized if the economic benefits of the related asset increase. All other expenses are recognized as incurred.
Information systems are amortized using the straight line method over their estimated useful life of 5 years and are recognized in profit or loss in the heading “Depreciation and amortization” on the Consolidated Statement of Profit or Loss.
Amortization methods and the estimated useful lives are reviewed at each reporting date and adjusted prospectively, if necessary. As a non-monetary
asset, this item is adjusted for inflation.
2.3.10. Other assets
Foreclosed assets are measured at the lower of the fair value on the date on which the Group receives the ownership of the asset, and the fair value less cost of disposal at the reporting date.
2.3.11.
Non-
current assets
held-for-sale
Assets are classified as
held-for-sale
if it is highly likely that they will be recovered, mainly through their sale, which is estimated to occur within the twelve months following the date of their classification as such.
These assets are measured at the lower of their carrying amount and their fair value less the cost of disposal.
Once classified as
held-for-sale,
property and equipment are no longer depreciated and any equity-accounted investee is no longer equity accounted.
2.3.12. Impairment of
non-financial
assets
At each reporting date, the Group assesses whether there are indications that a non-financial
asset may be impaired (except deferred tax assets). If there is such an indication, the asset’s recoverable value is estimated.
For the impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows for their continued use that is largely independent of the cash inflows from other assets or other cash generating units (CGU). Goodwill arising from a business combination is allocated to the CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The “recoverable value” of an asset or CGU is the greater of its value in use and its fair value less the cost of sale. “Value in use” is based on estimated future cash flows, discounted at their present value using the pre-tax
discount rate that reflects current market assessment of the time value of money and the risks specific to the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.
An impairment loss for goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent the carrying amount of the assets does not exceed the amount they would have been determined if the impairment loss had not been recognized.
2.3.13. Provisions
The Group recognizes a provision if and only if the Group has a present legal or constructive obligation resulting from past events; it is probable (i.e. more likely than not) that an outflow of resources will be required to settle the obligation; and the amount payable can be estimated reliably.
To assess provisions, the existing risks and uncertainties are considered, taking into account the opinion of the Group’s external and internal legal advisors. Based on the analysis carried out, the Group recognizes a provision for the amount considered as the best estimate of the potential expense necessary to settle the present obligation at each reporting date.

The provisions recognized by the Group are reviewed at each reporting date and are adjusted to reflect the best estimate available.
2.3.14. Employee benefits

a)	Short-term personnel benefits
Short-term personnel benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past services provided by its personnel and the obligation can be estimated reliably.

b)	Other long-term personnel benefits
The Group’s obligation in relation to long-term personnel benefits is the amount of the future benefit the employees have earned in exchange for services provided during the current and prior periods. The benefit is discounted at present value. Remeasurement is recognized in profit or loss.

c)	Termination benefits
Termination benefits are expensed at the earlier of when the Group can no longer withdraw the offer of those benefits and when the Group recognizes costs for a restructuring. If benefits are not expected to be wholly settled within 12 months of the reporting date, then they are discounted.
2.3.15. Share capital, Share premium and Inflation adjustment to share capital and premium
The “Share capital” and “Share premium” accounts are presented at its nominal value, in accordance with current regulations, and the difference with its restated amount is presented in the complementary account “Inflation adjustment to share capital and premium”.
Transaction costs directly attributable to the issuance of ordinary shares are recognized as a reduction of the contributions received, net of the related income tax.
2.3.16. Interest income and expenses
Interest income and expenses are recognized in profit or loss using the effective interest rate method. The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments and collections during the expected lifetime of the financial instrument to the gross carrying amount of the financial assets; or the amortized cost of the financial liability.
The calculation of the effective interest rate includes transaction costs, commissions and other items paid or received that are an integral part of the effective interest rate. Transaction costs include incremental costs that are directly attributable to the acquisition of a financial asset or the issuance of a financial liability.
The ‘amortized cost’ of a financial asset or financial liability is the amount at which the financial asset or financial liability is measured on initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any ECL allowance.
The ‘gross carrying amount of a financial asset’ is the amortized cost of a financial asset before adjusting for any ECL allowance.
In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability.
However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.
Interest income and expenses presented in the Consolidated Statement of profit or loss mainly include interest on:

•	Financial assets and liabilities measured at amortized cost; and

•	Financial assets measured at fair value through OCI

2.3.17. Fee and commission income / expenses
This item contains income from commissions resulting from transactions with customers, mainly related to maintenance and administration fees on current and saving accounts, credit cards, securities custody and foreign exchange transactions.
Commissions, fees and similar items that are part of a financial asset or liability’s effective interest rate are included in the effective interest rate.
Other commission income is recognized when the related services are performed:

•	at a point in time (in relation to fees for services, fees for investment funds management, sales commissions, syndication fees), or

•	over the performance obligation period (in relation to annual fee for credit cards, issuance of financial guarantees).
Commission expenses are recognized in profit or loss when the related service is received.
2.3.18. Current and deferred income tax
Income tax expense includes the current income tax and the deferred income tax and is recognized in profit or loss, except to the extent it relates to an item recognized in OCI or directly in equity.

a)	Current taxes
The current amount of tax payable (or to be recovered) is the best estimate of the amount that is expected to be paid (or to be recovered) measured at the applicable tax rate enacted or substantially enacted at the reporting date.

b)	Deferred tax
Deferred income tax recognizes the tax effect of temporary differences between the carrying amounts of the assets and liabilities and the related tax bases used for tax purposes.
Deferred tax is not recognized for:

•	Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that does not affect accounting nor taxable profit or loss.

•	Temporary differences related to an investment in subsidiaries to the extent that is probable that it will not reverse in the foreseeable future; and

•	Taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax liabilities are recognized for the tax effect of all taxable temporary differences.
Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits against which they can be used will be available. Future taxable profits are determined based on the Bank’s business plans. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that is no longer probable that the related tax benefit will be realized; while such reductions are reversed when the probability of future taxable profits improves.
Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it becomes probable that future taxable profit against which they can be used will be available.
Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if certain criteria are met.
2.3.19. Segment reporting
An operating segment is a component of the Bank that engages in business activities and from which it may earn revenues and incur expenses, including revenues and expenses relating to transactions with any of the Bank’s other components, whose operating results are regularly reviewed by the Bank’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Segment results that are reported to the Bank’s CEO (being the CODM) include items that are directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items comprise mainly corporate assets (primarily the Bank’s headquarters), head office expenses and tax assets and liabilities.
2.3.20. Customer Loyalty Program
The loyalty program offered by the Bank consists in accumulating points generated by purchases made with the credit cards, which can be exchanged by any reward available in the program platform.
The Bank concluded that the rewards to be granted originate a separate performance obligation. Therefore, at the end of each fiscal year, the Bank recognized a provision for the rewards to be granted in “Other liabilities”.
2.4. Accounting judgments, estimates and assumptions
The preparation of the consolidated financial statements in accordance with IFRS requires the preparation and consideration, by the Entity’s and its subsidiaries’ Management, of significant accounting judgments, estimates and assumptions that impact in the reported balances of assets and liabilities, income and expenses, as well as in the determination and disclosure of contingent assets and liabilities as of the end of the reporting period.
The entries made are based on the best estimate of the probability of occurrence of different future events. In this sense, the uncertainties associated with the estimates and assumptions adopted may result in the future in final results that would differ from such estimates and require significant adjustments to the reported balances of the assets and liabilities affected. Accounting judgments, estimates and assumptions are reviewed on an ongoing basis and their effects are recognized prospectively.
2.4.1. Judgments
Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is described in the following notes:

•	Note 2.2. – “Basis for consolidation”

•	Note 2.3.4.b) – “Financial assets and liabilities - Classification of financial assets”

•	Note 2.3.4.g) – “Financial assets and liabilities - Impairment of financial assets”

•	Note 2.3.8. – “Leases”
2.4.2. Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment in these consolidated financial statements within the next financial year is included in the following notes:

•
Note 7 – “Measurement of Expected Credit Losses (ECL)” regarding impairment of financial assets: establishing the criteria for determining whether credit risk on a financial asset has increased significantly since initial recognition, determining the methodology for incorporating forward-looking information into the measurement of ECL and selection and approval of models used to measure ECL.

•	Note 11 – “Income tax”, regarding availability of future taxable profit against which deferred tax assets may be realized and the effect of the final resolution of uncertain tax positions.

•	Note 20 – “Provisions”, regarding the likelihood, timing and amount of outflow of resources.

•	Note 36 b.3) – “Valuation techniques for Levels 2 and 3”, regarding measurement of the fair value of financial instruments with observable and unobservable inputs, respectively.
2.4.3. Fair value measurement
The fair value of a financial asset or liability is the price that would be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction between market participants at the measurement date.
The most objective and usual reference of the fair value of a financial asset or liability is the price that would be paid in an orderly, transparent and deep market, that is to say, its quoted or market price.
If it is not possible to obtain a market price, a fair value is determined using best market practice quoting techniques, such as cash flows discount based on a yields curve for the same class and type of instrument, or if there is no market curve with the same characteristics of the bond, the fair value is calculated considering the latest market price plus interest accrued until the valuation date (whichever is more representative for the security).
In line with the accounting standard, a three-level classification of financial instruments is established. This classification is mainly based on the observability of the necessary inputs to calculate that fair value, defining the following levels:

•
Level
 1
: Financial instruments valued with quoted prices in an active market. Active market means a market that allows the observation of representative prices with sufficient frequency and daily volume.

•
Level
 2
: Financial instruments that do not have an active market, but that may be valued through observable market inputs. Observable market inputs should be understood as such assets with market quoted prices that allow to calculate an interest rate curve or determine a credit spread.

•	Level 3 : Valuation using models where variables not obtained from observable market inputs are used.
2.5. Regulatory matters
2.5.1. Regulatory changes introduced during this fiscal year by the IASB
In the fiscal year beginning January 1, 2023, the following amendments to IFRS became effective, which have not had a significant impact on these consolidated financial statements taken as a whole:
Amendment to IAS 1 and IFRS Practice Statement 2 - Disclosures of accounting policies:
These amendments require that an entity discloses its material accounting policies instead of its significant accounting policies. In addition, within the amendments some explanations were included on how an entity may identify a material accounting policy together with some examples of when an accounting policy may be material. To that effect, a guidance with explanations and examples called “the
4-step
materiality process” described in Practice Statement 2 has been developed.

Amendment to IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” - Definition of accounting estimates:
These amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and correction of errors. They also clarify how an entity uses valuation techniques and input data to develop accounting estimates. The amendment to this standard clarifies that the effect on an accounting estimate due to a change in an input or a change in a valuation technique are changes to accounting estimates if they do not result from the correction of prior period errors. The preceding definition of changes in accounting estimates specified that these changes may result from new information or new developments. Therefore, these changes are not corrections of errors.
The amendment to this IAS will be applicable to the extent that the Entity makes a change in any accounting estimate, but it is estimated that it would not have a significant impact on the financial statements.
Amendment to IAS 12 “Income Tax” - Deferred tax related to assets and liabilities arising from a single transaction:
The IASB issued amendments that narrow the scope of the initial recognition exception under IAS 12, so that it is no longer applicable to transactions that give rise to equal taxable and deductible temporary differences. The amendments also clarify that where payments that settle a liability are deductible for tax purposes, it is a matter of judgement (having considered the applicable tax law) whether such deductions are attributable for tax purposes to the liability recognized in the financial statements (and interest expense) or to the related asset component (and interest expense). This judgement is important in determining whether any temporary differences exist on initial recognition of assets and liabilities.
2.5.2. Regulatory changes introduced by the SEC
The Enhancement and Standardization of Climate-Related Disclosures for Investors
On March 6, 2024, the Securities and Exchange Commission (SEC) issued the final rule on the Enhancement and Standardization of Climate-Related Disclosures for Investors. This rule mandates the disclosure of information regarding a registrant’s climate-related risks that have materially impacted, or are reasonably likely to have a material impact on, its business strategy, results of operations, or financial condition. The Entity is currently assessing the impact of this rule for disclosure to investors.
2.6. New pronouncements
The standards and interpretations applicable to the Entity, issued but with effective date after the date of these consolidated financial statements are exposed below. The Entity will adopt these standards, if applicable, when they are effective:
a) Amendments to IAS 1: Classification of current and noncurrent liabilities with covenants
In January 2020 and October 2022, the IASB issued amendments to IAS 1 Presentation of Financial Statements specifying the requirements to classify liabilities as current or non-current. The amendments clarify: (i) what it mean by a right to defer settlement; (ii) That a right to defer must exist at the end of the reporting period; (iii) that such classification is unaffected by the likelihood that an entity will exercise its right to defer; (iv) that only if an embedded derivative in a convertible liability is itself an equity instrument would the terms of a liability do not affect its classification; and (v) disclosures.
The IASB decided that if an entity’s right to defer payment of a liability is subject to an entity’s compliance with the required covenants only at a date subsequent to the reporting period (“future covenants”), the entity has the right to defer payment of the liability even if the entity had not been compliant at the end of the reporting period.
The amendments also clarify that the requirement of the right to exist at the end of the reporting period applies to covenants that the entity must comply with at the reporting date or earlier, regardless of whether compliance is evidenced at that date or at a later date. These amendments will be effective for fiscal years starting on or after January 1, 2024. The Entity does not expect that those amendments have significant impact on the financial statements.
b) Amendment to IFRS 16 – Lease liability in a sale and leaseback
In September 2022, the IASB issued amendments to IFRS 16, specifically on the requirements that a lessee-seller uses to measure the lease liability arising in a sale and leaseback transaction, to ensure that the lessee-seller does not recognize any amount of gain or loss that relates to the right-of-use. The application of these requirements will not prevent the lessee-seller from recognizing, in profit or loss, any gain or loss related to the partial or total termination of a lease. The amendment does not prescribe specific measurement requirements for lease liabilities arising from a subsequent lease. The initial measurement of lease liabilities arising from a subsequent lease may result in the seller-lessee determining ‘lease payments’ that are different from the general definition of lease payments. The seller-lessee should develop and apply an accounting policy that results in information that is relevant and reliable in accordance with IAS 8. These amendments are effective from January 1, 2024. The Entity does not expect that those amendments have significant impact on the financial statements.
c) Amendments to IAS 7 and IFRS 7 - Disclosures: Supplier Finance Arrangements
In May 2023, the IASB issued amendments to IAS 7 “Statement of Cash Flows” and IFRS 7 “Financial Instruments: Disclosures”, which specify the information requirements to be disclosed to enhance the current requirements, the purpose of which is helping financial statement users to understand the effects of supplier finance agreements on the entity’s liabilities, cash flows and exposure to liquidity risk.
These amendments require an entity to provide information about the impact of supplier finance arrangements on liabilities and cash flows, including the terms and conditions of those arrangements, the quantitative information on liabilities related to those arrangements at the beginning and end of the reporting period and the type and effect of non-cash changes in the carrying amounts of those arrangements. The information on those arrangements is required to be aggregated unless the individual arrangements have dissimilar or unique terms and conditions. In the context of the quantitative liquidity risk disclosures required by IFRS 7, supplier finance arrangements are included as an example of other factors that might be relevant to disclose. These amendments will be effective as from January 1, 2024. The Entity does not expect it to have a material impact on its financial statements.
d) Amendments to IAS 21 - Lack of exchangeability
In August 2023, the IASB issued amendments to IAS 21 relating to the “Lack of exchangeability”. The amendment to IAS 21 specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when interchangeability is lacking. A currency is considered to be exchangeable for another currency when an entity is able to obtain the other currency without undue delay and through markets or exchange mechanisms that create enforceable rights and obligations. If a currency is not exchangeable for another currency, an entity is required to estimate the spot exchange rate at the measurement date. An entity’s purpose in estimating the spot rate is to reflect the rate at which an orderly exchange transaction would take place at the measurement date between market participants under prevailing economic conditions. The amendments state that an entity may use an unadjusted observable exchange rate or other estimation technique.
When an entity estimates a spot exchange rate because a currency is not exchangeable for another currency, it should disclose information that enables users of the financial statements to understand how the fact of that currency not being interchangeable affects, the entity’s performance, financial position and cash flows. These amendments will be effective from January 1, 2025. The Entity is evaluating the effects that this amendment would have on the Financial Statements.